Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED FIXED INCOME SECURITIES INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2014